Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	$ 0.6	$ 0.6
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	10,142,762	6,610,107
Ordinary shares, shares outstanding	10,142,762	6,610,107